Expense Example	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Emerging Markets Debt Corporate Fund Institutional Class Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Strategic Income Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Strategic Income Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Strategic Income Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Strategic Income Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Strategic Income Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Strategic Income Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Strategic Income Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Strategic Income Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Strategic Income Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Strategic Income Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Strategic Income Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Strategic Income Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Strategic Income Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Strategic Income Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Strategic Income Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Strategic Income Fund Institutional Class Expense Example, with Redemption, 10 Years
USD ($)	551	845	1,161	2,054	282	645	1,134	2,483	131	492	876	1,954	81	336	611	1,397	532	778	1,043	1,799	262	575	1,015	2,236	111	421	754	1,694	60	265	486	1,123